Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
Goodwill impairment testing
The Company operates as a single cash-generating unit (“CGU”). As a single CGU, goodwill is tested by considering its recoverability in terms of the entire business. Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either from observable market prices or based on discounted cash flow forecasts, to the net assets as reported in the Company’s consolidated financial statements. Impairment testing is performed on an annual basis as of October 1.
Capitalized internally developed software costs
Capitalized costs are based on the employment costs of individuals working on software development and based on timesheets. Special attention is paid to distinguishing between costs incurred on developing new software or software upgrades, which typically are eligible for capitalization, and costs incurred in maintenance and in the correction of problems, which are not eligible.
Judgment is required in identifying whether individual projects meet all of the criteria required to permit capitalization, in particular, whether the software will generate probable future economic benefits.
Accounting policies
Goodwill
Goodwill is initially measured as the difference between the aggregate of the value of the consideration transferred and the fair value of net assets acquired. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Impairment testing
Intangible assets are allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The CGUs or groups of CGUs are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments. As the Company operates as a single CGU, the Company has only a single cash generating unit for impairment testing.
Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either inferred from the public prices of share issues based on the fair value less cost of disposal (“FVLCOD”) method or based on discounted cash flow forecasts, with the net assets as reported in its consolidated financial statements based on the value in use (“ViU”) method. The discounted cash flow approach involves key assumptions that leave considerable scope for judgment. The Company typically compares the two methods and utilizes the greater recoverable amount for the purposes of its impairment testing. Impairment testing is performed on an annual basis as of October 1.
Purchased software
The costs of accessing software services are not capitalized if the Company does not have any contractual right to take possession of the software at any time during the term of the agreement and it is not feasible for the Company either to run the software on its own hardware or to contract with a third party unrelated to the vendor. Such costs represent software as a service costs and are expensed as incurred.
The Company does capitalize software implementation costs, such as fees paid to outside consultants to set up a software arrangement.
For cloud computing costs, the Company capitalized costs for certain configuration and customization costs paid by a customer in a cloud computing or hosting arrangement. IAS 38 Intangible assets (“IAS 38”) aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain an intangible asset.
Purchased software and associated capitalized costs are amortized using the straight-line method over an estimated life of five years.
Capitalized internally developed software costs
Costs incurred in the internal development of software are capitalized as intangible assets when they satisfy the criteria required by IAS 38 as set out below.
Software development costs consist entirely of capitalized internally generated costs that are directly attributable to the design, testing, and enhancement of identifiable and unique software applications and products controlled by the Company and incorporated principally within the Company’s SOPHiA DDM Platform. They are recognized as intangible assets where the following criteria are met:
•it is technically feasible to complete the software so that it will be available for use;
•management intends to complete the software and use or sell it;
•there is an ability to use or sell the software;
•it can be demonstrated how the software will generate probable future economic benefits;
•adequate technical, financial, and other resources to complete the development and to use or sell the software are available, and;
•the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software comprise principally employee costs. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its expected useful life. Capitalized software development costs are amortized using the straight-line method over an estimated life of five years.
Intangible assets, net movement for the years ended December 31, 2025 and 2024, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2025	$8,342	$4,046	$27,321	$39,709
Additions	—	108	8,098	8,206
Currency Translation Adjustment	1,214	594	4,197	6,005
December 31, 2025	$9,556	$4,748	$39,616	$53,920

Accumulated amortization
January 1, 2025	$—	$(3,245)	$(7,466)	$(10,711)
Additions	—	(290)	(5,273)	(5,563)
Currency Translation Adjustment	—	(494)	(1,261)	(1,755)
December 31, 2025	$—	$(4,029)	$(14,000)	$(18,029)
Net book value at December 31, 2025	$9,556	$719	$25,616	$35,891

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2024	$8,999	$4,162	$21,367	$34,528
Additions	—	195	7,737	7,932
Currency Translation Adjustment	(657)	(311)	(1,783)	(2,751)
December 31, 2024	$8,342	$4,046	$27,321	$39,709

Accumulated amortization
January 1, 2024	$—	$(3,001)	$(4,342)	$(7,343)
Additions	—	(484)	(3,537)	(4,021)
Currency Translation Adjustment	—	240	413	653
December 31, 2024	$—	$(3,245)	$(7,466)	$(10,711)
Net book value at December 31, 2024	$8,342	$801	$19,855	$28,998
Goodwill arose from the Company’s acquisition of Interactive Biosoftware (“IBS”) in June 2018. Through this acquisition the Company added Alamut (a genomic mutation interpretation software) to its existing SOPHiA DDM Platform.
Goodwill is tested for impairment on an annual basis as of October 1 and at the occurrence of a potential indication of impairment. A triggering assessment is performed each quarter to ensure no occurrence of impairment triggering events. As of December 31, 2025 and 2024, respectively, no impairment charges were recorded related to the Company’s goodwill.
As of October 1, 2025 and 2024, respectively, the Company utilized the equity method (“FVLCOD”) to perform its annual assessment. The estimated equity value of the Company as of October 1, 2025 was $301.9 million, which exceeds the reported net assets of the Company of $60.7 million at that date by $241.2 million. The estimated equity value of the Company as of October 1, 2024 was $242.5 million, which exceeds the reported net assets of the Company of $113.5 at that date by $129.0 million.
On the basis of the analyses performed, the Company concludes that the recoverable amount exceeds the carrying amount of the goodwill and no impairment is needed as of December 31, 2025 and 2024.